Current and deferred income tax liability (Details 2) - Temporary differences - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital losses	$ 37,696	$ 35,512
Property, plant and equipment	9	60
Mineral properties	2,128	2,445
Other	(53)	(385)
TOTAL	$ 39,780	$ 37,632